January 7, 2010

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  2549-8629

Subject:             Nationwide Provident VLI Separate Account A of
           Nationwide Life and Annuity Insurance Company
           SEC File No. 333-164123
           CIK No. 0000926998

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VLI Separate Account A (the “Variable Account”) and Nationwide Life and Annuity Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in the Registration Statement for the Company and the Variable Account which became effective January 4, 2010.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ JAMIE R. CASTO
Jamie R. Casto
Managing Counsel